Available For Sale Short Term Investments by Major Security Type (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Cost Total	$ 77,890
Unrealized gains / (losses)	(300)
Fair Value Total	77,590
Maturity by period, less than 1 year	26,380
Maturity by period, 1 to 5 years	51,210
US government debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost Total	13,950
Unrealized gains / (losses)	(110)
Fair Value Total	13,840
Maturity by period, less than 1 year	1,990
Maturity by period, 1 to 5 years	11,850
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Cost Total	62,610
Unrealized gains / (losses)	(190)
Fair Value Total	62,420
Maturity by period, less than 1 year	23,060
Maturity by period, 1 to 5 years	39,360
Term deposits
Schedule of Available-for-sale Securities [Line Items]
Cost Total	1,330
Unrealized gains / (losses)	0
Fair Value Total	1,330
Maturity by period, less than 1 year	1,330
Maturity by period, 1 to 5 years	$ 0